Acquisitions and Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Purchase Price of the Assets
The purchase price of the assets are as follows:

As of
December 31,
2021
Intangible assets- Medical institution license	3,708
Intangible assets- Trademark and software copyright	98

Total assets acquired	3,806
Deferred tax liabilities	(927)
Accrued expenses and other current liabilities	(816)

Total liabilities assumed	(1,743)

Net assets acquired	2,063